Cover Page	Sep. 30, 2026
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	Corteva, Inc.
Amendment Flag	false
Entity Central Index Key	0001755672
Document Period End Date	Sep. 30, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38710
Entity Tax Identification Number	82-4979096
Entity Address, Address Line One	9330 Zionsville Road
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46268
City Area Code	833
Local Phone Number	267-8382
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CTVA
Security Exchange Name	NYSE
EIDP, Inc. [Member]
Entity Information [Line Items]
Entity Registrant Name	EIDP, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-00815
Entity Tax Identification Number	51-0014090
Entity Address, Address Line One	1000 N. West Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
EIDP, Inc. [Member] | $3.50 Series Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	$3.50 Series Preferred Stock
Trading Symbol	CTAPrA
Security Exchange Name	NYSE
EIDP, Inc. [Member] | $3.50 Series Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	$4.50 Series Preferred Stock
Trading Symbol	CTAPrB
Security Exchange Name	NYSE